Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance, beginning of the year	$ 422,340	$ 446,357
Provision for doubtful accounts			429,803
Recovery of allowance for doubtful account	(420,456)
Translation adjustments	(1,884)	(24,017)	16,554
Balance, end of the year		$ 422,340	$ 446,357